Subsidiaries (Principal Consolidated Subsidiaries) (Detail)	12 Months Ended
	Dec. 31, 2014
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	99.99%
Principal Activities	Manufacturing and sales of medical equipment, research and development of related products and investment holding
Shenzhen Mindray Investment and Development Co Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Nanjing Mindray Bio Medical Electronics Co Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipment, research and development of related products and investment holding
Mindray (Nanjing) Bio-Technology Co., Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Manufacturing and sales of medical equipment	[1]
Shenzhen Mindray Software Technology Co Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Development and sale of software applications
Shen Mindray (Beijing) Medical Technology Co., Ltd.[Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Research and development of medical equipment and related products
Xi'an Shen Mindray Medical Electronics Technology Research Institute Co Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Research and development of medical equipment and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Research and development of medical equipment and related products
Shanghai Medical Optical Instruments Factory Co Ltd ("SMOIF") [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipment and research and development of related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	99.90%
Principal Activities	Research and development of medical equipment and related products
Zhejiang Greenlander Information Technology Co., Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	60.00%
Principal Activities	Development and sales of software applications
Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	85.00%
Principal Activities	Manufacturing and sales of medical equipment and research and development of related products
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd ("Shenke") [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipment and research and development of related products
Suzhou Hyssen Electronic Technology Ltd ("Hyssen") [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipment and research and development of related products
Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipment and research and development of related products
Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipment and research and development of related products
Beijing Precil Instrument Co., Ltd. [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipment and research and development of related products
Shanghai Long lsland Biotec. Co., Ltd [Member] | PRC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%	[1]
Principal Activities	Manufacturing and sales of medical equipment and research and development of related products	[1]
MR Holdings (HK) Limited [Member] | HONG KONG [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
MR Investments (HK) Limited [Member] | HONG KONG [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment and investment holding
Mindray Global Limited [Member] | VIRGIN ISLANDS, BRITISH [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray Research And Development Limited [Member] | VIRGIN ISLANDS, BRITISH [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Surgical Global Limited [Member] | VIRGIN ISLANDS, BRITISH [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Dormant	[1]
MR Surgical Investments Limited [Member] | VIRGIN ISLANDS, BRITISH [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Dormant	[1]
MR Surgical International Limited [Member] | Cayman Islands [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Dormant	[1]
Mindray Investments Singapore Pte Ltd [Member] | SINGAPORE [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray DS USA Inc. [Member] | United States [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment and research and development of related products
ZONARE Medical Systems Inc [Member] | United States [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipment, research and development of related products and investment holding
Zenith Medical Systems Canada Ltd [Member] | CANADA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Zenith Medical Systems Brazil [Member] | BRAZIL [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Zenith Medical Systems UK Ltd. [Member] | UNITED KINGDOM [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Zenith Medicinska Systems, AB [Member] | SWEDEN [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Zenith Medical Systems, GMBH [Member] | GERMANY [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Canada Limited [Member] | CANADA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Sweden AB [Member] | SWEDEN [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales of medical equipment and research and development of related products
Mindray UK Limited [Member] | UNITED KINGDOM [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment and investment holding
Mindray Medical France SARL [Member] | FRANCE [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment and investment holding
Facai Immobilier [Member] | FRANCE [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Property holding
Mindray Medical Germany GmbH [Member] | GERMANY [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Italy Srl [Member] | ITALY [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Netherlands B.V. [Member] | NETHERLANDS [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment and investment holding
Mindray Medical Espana S.L [Member] | SPAIN [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V. [Member] | MEXICO [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Distribution And Commercialization Of Medical Equipment Brazil Ltda [Member] | BRAZIL [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Colombia S.A.S [Member] | COLOMBIA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Rus Limited [Member] | RUSSIAN FEDERATION [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical India Private Limited [Member] | INDIA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
PT Mindray Medical Indonesia [Member] | INDONESIA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Thailand Limited [Member] | THAILAND [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Vietnam Limited [Member] | VIET NAM [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company [Member] | TURKEY [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Egypt Limited [Member] | EGYPT [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical (M) Sdn.Bhd. [Member] | MALAYSIA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Peru, SAC [Member] | PERU [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Bio Medical Electronics Nigeria Limited [Member] | NIGERIA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Bio-Medical Venezuela C.A. [Member] | VENEZUELA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Panama S.DE R.L. [Member] | PANAMA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Australia (Holdings) Pty Ltd. [Member] | AUSTRALIA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray Medical Australia Pty Ltd. [Member] | AUSTRALIA [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Korea Co., Ltd. [Member] | Republic of Korea [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Marketing of medical equipment	[1]
Mindray Medical Poland sp. Z o.o [Member] | Poland [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Marketing of medical equipment	[1]
Mindray Medical Kenya Limited [Member] | Kenya [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Marketing of medical equipment	[1]
Mindray Argentina S.R.L [Member] | Argentina [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Marketing of medical equipment	[1]
Mindray Medical South Africa (Pty) Ltd [Member] | South Africa [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Marketing of medical equipment	[1]
Mindray Medical Philippines Inc [Member] | Philippines [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%	[1]
Principal Activities	Marketing of medical equipment	[1]

[1]	Subsidiaries that were acquired or set up in 2014.